Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands of US$):

	As of	As of
	June 30, 2026	December 31, 2025
Accrued interest	$13,596	$16,402
Accrued dry-docking expenses	4,794	2,594
Accrued expenses	15,568	9,776
Total	$33,958	$28,772